DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.8%
Australia - 11.1%
Adelaide Brighton Ltd.	2,965	$7,039
AGL Energy Ltd.	31,763	438,499
ALS Ltd.	1,404	8,594
Altium Ltd.	340	8,245
Alumina Ltd.	76,245	119,132
Ansell Ltd.	4,988	100,069
APA Group (a)	18,211	135,497
Aristocrat Leisure Ltd.	1,990	45,658
ASX Ltd.	1,597	88,264
Atlas Arteria Ltd. (a)	6,050	31,305
Aurizon Holdings Ltd.	62,216	243,239
AusNet Services	50,853	59,851
Australia & New Zealand Banking Group Ltd.	1,473	24,749
Bank of Queensland Ltd.	1,872	9,915
Bendigo & Adelaide Bank Ltd.	2,090	14,179
BHP Group Ltd.	1,976	51,097
BHP Group PLC	1,650	36,496
BlueScope Steel Ltd.	2,286	22,498
Boral Ltd.	17,203	59,810
Brambles Ltd.	70,043	594,582
Caltex Australia Ltd.	13,165	307,750
Charter Hall Group REIT	27,189	198,803
CIMIC Group Ltd.	691	15,723
Cleanaway Waste Management Ltd.	38,321	54,951
Coca-Cola Amatil Ltd.	9,877	76,028
Cochlear Ltd.	1,006	159,220
Coles Group Ltd.	22,033	242,325
Commonwealth Bank of Australia	214	11,699
Computershare Ltd.	7,593	91,060
Crown Resorts Ltd.	5,865	51,215
CSL Ltd.	235	45,060
CSR Ltd.	29,668	95,521
Dexus REIT	54,219	448,520
Domino’s Pizza Enterprises Ltd.	323	11,540
Downer EDI Ltd.	29,908	169,323
Flight Centre Travel Group Ltd.	663	19,745
Goodman Group REIT	38,604	386,976
GPT Group REIT	142,515	592,843
Harvey Norman Holdings Ltd.	29,793	86,654
IDP Education Ltd.	1,324	16,245
Iluka Resources Ltd.	3,754	24,173
Incitec Pivot Ltd.	9,762	21,328
Insurance Australia Group Ltd.	25,265	134,834
Lendlease Group (a)	2,476	32,340
Macquarie Group Ltd.	298	27,826
Magellan Financial Group Ltd.	3,410	121,069
Medibank Pvt Ltd.	133,369	294,087
Metcash Ltd.	14,771	29,973
Mirvac Group REIT	202,567	461,745
National Australia Bank Ltd.	390	6,830
Newcrest Mining Ltd.	1,922	39,989
Oil Search Ltd.	3,543	17,830
Orica Ltd.	2,922	47,000
Origin Energy Ltd.	4,778	28,117
Orora Ltd.	43,935	95,988
OZ Minerals Ltd.	1,761	12,567
Perpetual Ltd.	2,020	54,284
Platinum Asset Management Ltd.	4,542	13,149
Qantas Airways Ltd.	22,751	112,338
QBE Insurance Group Ltd.	3,715	31,863
Qube Holdings Ltd.	30,892	70,208
Ramsay Health Care Ltd.	1,923	94,926
REA Group Ltd.	597	42,142
Scentre Group REIT	101,539	270,603
SEEK Ltd.	4,445	69,723
Shopping Centres Australasia Property Group REIT	28,438	52,320
Sonic Healthcare Ltd.	5,369	109,384
South32 Ltd.	6,671	12,183
Star Entertainment Group Ltd.	6,486	20,883
Stockland REIT	12,759	43,582
Suncorp Group Ltd.	4,470	40,455
Sydney Airport (a)	12,267	76,170
Tabcorp Holdings Ltd.	32,730	106,044
Telstra Corp. Ltd.	32,981	86,110
TPG Telecom Ltd.	2,438	11,527
Transurban Group (a)	3,986	41,386
Treasury Wine Estates Ltd.	4,466	56,489
Vicinity Centres REIT	22,171	40,191
Washington H Soul Pattinson & Co. Ltd.	2,014	30,406
Wesfarmers Ltd.	10,218	292,838
Westpac Banking Corp.	910	15,093
Woodside Petroleum Ltd.	6,842	159,710
Woolworths Group Ltd.	15,307	411,661

		8,941,283

Austria - 0.2%
ANDRITZ AG	153	5,972
Erste Group Bank AG*	449	16,090
OMV AG	1,646	93,902
Telekom Austria AG*	4,824	38,775
Verbund AG	340	17,687
Vienna Insurance Group AG Wiener Versicherung Gruppe	292	8,081
voestalpine AG	303	8,035

		188,542

Belgium - 1.1%
Ackermans & van Haaren NV	163	24,532
Ageas	839	50,398
Colruyt SA	2,435	126,187

KBC Group NV	58	4,230
Proximus SADP	7,716	232,940
Sofina SA	991	215,039
Solvay SA	530	60,775
Telenet Group Holding NV*	1,753	79,170
UCB SA	927	75,187

		868,458

Bermuda(b) - 0.0%
Hiscox Ltd.	971	17,119

Cambodia - 0.1%
NagaCorp Ltd.	38,387	67,675

Canada - 6.7%
Alimentation Couche-Tard, Inc., Class B	12,422	406,445
Bank of Montreal	546	42,019
Bank of Nova Scotia	545	30,749
BCE, Inc.	1,434	69,031
Brookfield Asset Management, Inc., Class A	1,366	79,034
Canadian Imperial Bank of Commerce	629	54,677
Canadian National Railway Co.	955	86,717
Canadian Natural Resources Ltd.	1,171	32,717
Canadian Pacific Railway Ltd.	524	124,099
Canadian Tire Corp. Ltd., Class A	1,534	178,733
Canadian Utilities Ltd., Class A	3,442	101,219
CGI, Inc.*	4,197	347,799
Constellation Software, Inc.	151	161,432
Dollarama, Inc.	3,316	121,306
Enbridge, Inc.	1,053	39,876
Fairfax Financial Holdings Ltd.	34	15,359
Fortis, Inc.	5,552	217,524
Franco-Nevada Corp.	599	58,928
George Weston Ltd.	1,091	88,742
Great-West Lifeco, Inc.	1,442	36,315
Hydro One Ltd., 144A	9,789	184,394
IGM Financial, Inc.	3,976	114,348
Imperial Oil Ltd.	3,409	85,363
Intact Financial Corp.	1,609	165,921
Inter Pipeline Ltd.	6,732	111,503
Loblaw Cos. Ltd.	3,933	212,010
Magna International, Inc.	5,528	304,565
Manulife Financial Corp.	4,877	95,943
Metro, Inc.	3,443	150,810
National Bank of Canada	819	43,871
Nutrien Ltd.	550	25,963
Pembina Pipeline Corp.	5,369	187,475
Power Corp. of Canada	5,609	136,145
Power Financial Corp.	2,195	53,675
Restaurant Brands International, Inc.	1,484	97,503
RioCan Real Estate Investment Trust REIT	9,827	200,794
Rogers Communications, Inc., Class B	4,027	195,309
Royal Bank of Canada	295	24,149
Saputo, Inc.	3,553	107,399
Shaw Communications, Inc., Class B	6,421	132,698
Sun Life Financial, Inc. (c)	2,689	122,703
Suncor Energy, Inc.	2,043	63,724
TC Energy Corp.	1,540	77,913
TELUS Corp.	1,763	66,565
Thomson Reuters Corp.	932	65,172
Toronto-Dominion Bank	98	5,651
Wheaton Precious Metals Corp.	678	18,631

		5,342,918

Chile - 0.0%
Antofagasta PLC	657	7,377

China(b) - 0.1%
Lenovo Group Ltd.	83,581	55,203
Tingyi Cayman Islands Holding Corp.	7,184	11,692
Uni-President China Holdings Ltd.	16,281	16,535
Want Want China Holdings Ltd.	28,347	24,408

		107,838

Cyprus - 0.0%
Polymetal International PLC	990	14,919

Denmark - 1.7%
A.P. Moller - Maersk A/S, Class A	34	44,178
A.P. Moller - Maersk A/S, Class B	44	61,542
Carlsberg A/S, Class B	1,463	210,628
Chr Hansen Holding A/S	576	43,775
Coloplast A/S, Class B	930	109,958
Demant A/S*	703	21,527
Drilling Co. of 1972 A/S*	1,739	105,371
DSV PANALPINA A/S	1,586	172,821
Genmab A/S*	89	20,751
GN Store Nord A/S	1,260	59,408
H Lundbeck A/S	177	6,786
ISS A/S	2,610	59,950
Novo Nordisk A/S, Class B	865	48,660
Novozymes A/S, Class B	1,446	69,138
Orsted A/S, 144A	636	58,659
Pandora A/S	116	4,673
Rockwool International A/S, Class B	26	5,813
Tryg A/S	1,371	39,452
Vestas Wind Systems A/S	1,894	180,389

		1,323,479

Finland - 1.8%
Elisa OYJ	4,380	234,274
Fortum OYJ	1,216	28,679
Huhtamaki OYJ	2,724	119,689
Kesko OYJ, Class B	4,731	319,453
Kone OYJ, Class B	2,824	176,923
Metso OYJ	1,149	44,088

Neste OYJ	2,956	99,995
Nokia OYJ	2,147	7,602
Nokian Renkaat OYJ	3,255	88,145
Orion OYJ, Class B	3,120	135,884
Sampo OYJ, Class A	1,333	53,940
Stora Enso OYJ, Class R	1,492	20,070
UPM-Kymmene OYJ	3,027	101,195
Wartsila OYJ Abp	1,986	20,006

		1,449,943

France - 5.3%
Accor SA	489	20,936
Aeroports de Paris	98	19,180
Air France-KLM*	427	5,028
Air Liquide SA	493	66,888
Airbus SE	60	8,825
Alstom SA	5,989	261,366
Amundi SA, 144A	176	13,332
Arkema SA	462	47,914
AXA SA	305	8,305
BioMerieux	322	29,131
Bollore SA*	6	25
Bollore SA	23,224	99,354
Bouygues SA	2,839	116,071
Bureau Veritas SA	3,251	85,169
Capgemini SE	732	86,643
Carrefour SA	3,981	65,754
Casino Guichard Perrachon SA	517	22,768
Cie de Saint-Gobain	2,580	104,543
Cie Generale des Etablissements Michelin SCA	1,106	132,801
CNP Assurances	290	5,730
Covivio REIT	645	71,402
Danone SA	508	41,852
Dassault Aviation SA	15	20,426
Dassault Systemes SE	215	33,900
Edenred	2,408	119,611
Eiffage SA	1,295	141,502
Elis SA	2,399	47,904
Engie SA	9,341	147,899
Eurazeo SE	320	21,823
Eutelsat Communications SA	2,063	33,870
Gecina SA REIT	785	135,717
Getlink SE	3,479	58,728
Hermes International	24	17,994
ICADE REIT	88	8,815
Iliad SA	103	13,123
Imerys SA	322	12,781
Ingenico Group SA	398	42,506
Ipsen SA	120	13,562
JCDecaux SA	418	11,983
Kering SA	68	40,990
Klepierre SA REIT	2,369	85,075
Lagardere SCA	2,014	44,035
Legrand SA	1,511	119,421
L’Oreal SA	47	13,406
LVMH Moet Hennessy Louis Vuitton SE	10	4,491
Orange SA (c)	7,010	115,939
Orpea	172	21,297
Pernod Ricard SA	152	27,938
Peugeot SA	2,255	54,501
Publicis Groupe SA	2,120	93,360
Remy Cointreau SA	173	22,299
Renault SA	106	5,079
Rexel SA	2,524	30,821
Rubis SCA	2,652	151,176
Safran SA	191	31,263
Sanofi	113	10,529
Sartorius Stedim Biotech	113	17,954
Schneider Electric SE	872	84,225
SCOR SE	936	40,239
SEB SA	297	46,174
Societe BIC SA	676	46,585
Sodexo SA	773	90,174
Suez	12,137	179,791
Teleperformance	239	56,657
Thales SA	327	32,060
TOTAL SA	349	18,332
Ubisoft Entertainment SA*	122	7,412
Unibail-Rodamco-Westfield REIT	107	16,741
Valeo SA	590	23,263
Veolia Environnement SA	12,953	331,913
Vinci SA	836	91,237
Vivendi SA	1,525	41,902
Wendel SA	86	11,597
Worldline SA, 144A*	192	12,437

		4,215,474

Germany - 3.5%
adidas AG	251	78,252
Allianz SE	91	21,808
Axel Springer SE	487	33,561
BASF SE	279	20,986
Bayerische Motoren Werke AG	216	17,457
Beiersdorf AG	405	47,268
Brenntag AG	1,131	60,369
Carl Zeiss Meditec AG	313	38,308
Continental AG	357	46,684
Covestro AG, 144A	465	21,790
Daimler AG	338	19,081
Deutsche Boerse AG	59	9,059
Deutsche Lufthansa AG	888	16,860
Deutsche Post AG	1,074	40,073
Deutsche Telekom AG	3,349	56,261
Deutsche Wohnen SE	3,850	150,486

DWS Group GmbH & Co. KGaA, 144A (d)	739	25,145
E.ON SE	13,924	145,819
Evonik Industries AG	829	24,076
Fielmann AG	640	49,996
Fraport AG Frankfurt Airport Services Worldwide	707	60,274
Fresenius Medical Care AG & Co. KGaA	255	18,714
Fresenius SE & Co. KGaA	311	17,022
FUCHS PETROLUB SE	417	16,805
GEA Group AG	991	31,873
Hannover Rueck SE	276	51,278
HeidelbergCement AG	1,488	110,089
Hella GmbH & Co. KGaA	214	11,557
Henkel AG & Co. KGaA	147	14,231
HOCHTIEF AG	367	45,119
HUGO BOSS AG	714	33,655
Infineon Technologies AG	1,314	28,090
KION Group AG	194	12,881
Knorr-Bremse AG	223	21,706
LANXESS AG	744	49,630
LEG Immobilien AG	2,961	334,479
Merck KGaA	982	114,772
METRO AG	901	14,529
MTU Aero Engines AG	413	111,977
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	202	58,042
Nemetschek SE	106	6,270
OSRAM Licht AG	256	11,048
ProSiebenSat.1 Media SE	799	11,990
Puma SE	739	55,571
Rational AG	35	26,821
Rheinmetall AG	733	78,105
RWE AG	2,355	69,875
SAP SE	80	10,892
Scout24 AG, 144A	711	44,058
Siemens AG	187	24,149
Siemens Healthineers AG, 144A	107	5,193
Symrise AG	696	67,563
Talanx AG	317	15,121
Telefonica Deutschland Holding AG	3,668	11,207
TUI AG	1,069	14,706
Uniper SE	5,527	178,556
United Internet AG	214	7,256
Vonovia SE	2,788	145,372

		2,863,815

Hong Kong - 4.3%
AIA Group Ltd.	773	7,742
ASM Pacific Technology Ltd.	2,671	34,873
Bank of East Asia Ltd.	1,370	3,091
Cafe de Coral Holdings Ltd.	28,557	71,504
Cathay Pacific Airways Ltd.	18,582	24,831
Champion REIT	185,819	119,642
China Mengniu Dairy Co. Ltd.*	14,006	53,589
Chow Tai Fook Jewellery Group Ltd.	14,786	13,884
CK Asset Holdings Ltd.	22,448	149,266
CK Hutchison Holdings Ltd.	7,234	65,707
CK Infrastructure Holdings Ltd.	4,603	31,166
CLP Holdings Ltd.	10,631	109,600
Dairy Farm International Holdings Ltd.	2,865	16,760
First Pacific Co. Ltd.	54,983	20,229
Hang Lung Group Ltd.	23,456	56,754
Hang Lung Properties Ltd.	39,551	81,045
Hang Seng Bank Ltd.	213	4,343
Henderson Land Development Co. Ltd.	24,373	117,230
Hong Kong & China Gas Co. Ltd.	37,174	70,855
Hong Kong Exchanges & Clearing Ltd.	547	17,274
Hongkong Land Holdings Ltd.	23,600	129,800
Hutchison Port Holdings Trust, Class U	78,600	12,419
Hysan Development Co. Ltd.	34,919	131,597
Jardine Matheson Holdings Ltd.	500	28,110
Jardine Strategic Holdings Ltd.	300	9,525
Johnson Electric Holdings Ltd.	3,471	7,786
Kerry Logistics Network Ltd.	37,326	57,603
Kerry Properties Ltd.	34,439	111,090
Link REIT	39,342	402,077
MTR Corp. Ltd.	3,026	16,971
New World Development Co. Ltd.	139,291	181,860
NWS Holdings Ltd.	71,996	96,574
PCCW Ltd.	102,076	61,550
Power Assets Holdings Ltd.	24,409	169,790
Shun Tak Holdings Ltd.	30,303	12,310
Sino Land Co. Ltd.	63,568	95,339
Sun Art Retail Group Ltd.	5,588	6,325
Sun Hung Kai Properties Ltd.	7,837	114,035
Swire Pacific Ltd., Class A	12,973	116,757
Swire Pacific Ltd., Class B	19,655	28,574
Swire Properties Ltd.	22,876	71,161
Techtronic Industries Co. Ltd.	16,415	123,410
Towngas China Co. Ltd.*	12,633	8,925
Vitasoy International Holdings Ltd.	14,381	55,299
VTech Holdings Ltd.	5,568	52,602
WH Group Ltd., 144A	47,489	48,777
Wharf Holdings Ltd.	3,893	9,419
Wharf Real Estate Investment Co. Ltd.	14,685	81,513
Wheelock & Co. Ltd.	7,940	49,348
Xinyi Glass Holdings Ltd.	15,963	18,761
Yue Yuen Industrial Holdings Ltd.	28,912	85,505

		3,464,197

Ireland - 0.8%
CRH PLC	5,346	203,994
DCC PLC	596	50,943
Experian PLC	4,549	150,810
Flutter Entertainment PLC	726	82,639
Glanbia PLC	1,141	13,285
James Hardie Industries PLC CDI	1,342	26,288
Kerry Group PLC, Class A	451	57,883
Kingspan Group PLC	1,371	73,951
Smurfit Kappa Group PLC	174	6,144

		665,937

Israel - 1.6%
Airport City Ltd.*	4,272	81,215
Alony Hetz Properties & Investments Ltd.	4,145	62,066
Amot Investments Ltd.	8,109	59,963
Azrieli Group Ltd.	657	51,328
Bank Hapoalim BM	5,286	42,698
Bank Leumi Le-Israel BM	11,468	83,314
Bezeq The Israeli Telecommunication Corp. Ltd.*	7,400	6,178
Delek Group Ltd.	40	5,659
Elbit Systems Ltd.	388	64,381
Fattal Holdings 1998 Ltd.	71	10,854
First International Bank of Israel Ltd.	1,128	34,619
Harel Insurance Investments & Financial Services Ltd.	2,248	19,000
Israel Chemicals Ltd.	20,194	94,857
Israel Corp. Ltd.*	31	6,319
Israel Discount Bank Ltd., Class A	17,563	80,980
Melisron Ltd.	600	38,800
Mizrahi Tefahot Bank Ltd.	1,929	51,631
Nice Ltd.*	1,000	151,869
Oil Refineries Ltd.	150,024	73,497
Paz Oil Co. Ltd.	954	142,409
Phoenix Holdings Ltd.	2,702	16,912
Shufersal Ltd.	8,012	52,319
Strauss Group Ltd.	2,260	70,729
Tower Semiconductor Ltd.*	370	8,229

		1,309,826

Italy - 1.7%
A2A SpA	75,554	142,245
Assicurazioni Generali SpA	1,786	36,490
Atlantia SpA	1,178	26,133
Buzzi Unicem SpA	808	20,027
Buzzi Unicem SpA-RSP	1,277	19,543
Davide Campari-Milano SpA	2,516	22,984
DiaSorin SpA	383	51,224
Enel SpA	13,488	101,962
Eni SpA	4,391	66,397
Ferrari NV	141	23,849
Hera SpA	39,105	172,641
Infrastrutture Wireless Italiane SpA, 144A	4,904	49,692
Italgas SpA	15,312	96,301
Leonardo SpA	2,346	27,458
Mediobanca Banca di Credito Finanziario SpA	1,686	18,869
Moncler SpA	1,253	54,945
Pirelli & C SpA, 144A	881	5,003
Poste Italiane SpA, 144A	2,857	33,360
Prysmian SpA	406	9,262
Recordati SpA	1,451	60,907
Salvatore Ferragamo SpA	540	10,774
Snam SpA	24,121	120,000
Telecom Italia SpA*	20,184	12,645
Telecom Italia SpA-RSP	24,498	15,099
Terna Rete Elettrica Nazionale SpA	18,446	118,574
UnipolSai Assicurazioni SpA	2,743	7,993

		1,324,377

Japan - 21.2%
ABC-Mart, Inc.	600	39,942
Advantest Corp.	400	19,542
Aeon Co. Ltd.	3,000	61,172
Aeon Mall Co. Ltd.	1,200	19,275
AGC, Inc.	1,200	43,777
Aica Kogyo Co. Ltd.	700	22,276
Ain Holdings, Inc.	100	6,209
Air Water, Inc.	3,500	56,187
Aisin Seiki Co. Ltd.	500	18,902
Ajinomoto Co., Inc.	3,500	58,296
Alfresa Holdings Corp.	5,500	113,556
Alps Alpine Co. Ltd.	300	6,769
Amada Holdings Co. Ltd.	6,800	75,756
Amano Corp.	2,800	83,737
ANA Holdings, Inc.	2,400	81,680
Anritsu Corp.	400	7,601
Asahi Group Holdings Ltd.	2,300	110,600
Asahi Intecc Co. Ltd.	600	17,478
Asahi Kasei Corp.	2,709	30,415
Astellas Pharma, Inc.	4,400	75,034
Autobacs Seven Co. Ltd.	2,500	40,841
Azbil Corp.	5,700	161,355
Bandai Namco Holdings, Inc.	2,400	145,455
Benesse Holdings, Inc.	300	7,912
Bic Camera, Inc.	1,200	13,095
Bridgestone Corp.	4,800	191,763
Brother Industries Ltd.	1,100	21,797
Calbee, Inc.	500	16,094
Canon Marketing Japan, Inc.	1,200	27,614
Canon, Inc.	4,000	110,675
Capcom Co. Ltd.	654	15,689

Casio Computer Co. Ltd.	700	13,340
Central Japan Railway Co.	210	42,370
Chubu Electric Power Co., Inc.	16,600	231,318
Chugai Pharmaceutical Co. Ltd.	200	17,456
Chugoku Electric Power Co., Inc.	11,600	153,275
Citizen Watch Co. Ltd.	1,700	9,407
Coca-Cola Bottlers Japan Holdings, Inc.	875	21,006
COMSYS Holdings Corp.	2,200	63,583
Cosmos Pharmaceutical Corp.	129	26,010
Dai Nippon Printing Co. Ltd.	2,900	77,512
Daicel Corp.	2,900	28,494
Daido Steel Co. Ltd.	100	4,506
Daifuku Co. Ltd.	100	5,817
Daiichikosho Co. Ltd.	1,355	67,063
Daikin Industries Ltd.	300	43,133
Daito Trust Construction Co. Ltd.	2,843	347,489
Daiwa House Industry Co. Ltd.	4,200	128,443
DeNA Co. Ltd.	600	9,654
Denka Co. Ltd.	1,200	35,723
Denso Corp.	688	30,709
Dentsu, Inc.	834	30,234
DIC Corp.	1,100	29,833
Disco Corp.	111	23,941
Dowa Holdings Co. Ltd.	600	21,450
East Japan Railway Co.	800	73,564
Ebara Corp.	600	18,026
Electric Power Development Co. Ltd.	3,200	76,705
Ezaki Glico Co. Ltd.	300	13,752
FamilyMart Co. Ltd.	344	8,117
Fancl Corp.	400	10,673
FANUC Corp.	100	19,090
Fast Retailing Co. Ltd.	11	6,699
FP Corp.	400	23,779
Fuji Electric Co. Ltd.	454	13,971
Fuji Media Holdings, Inc.	800	10,819
Fuji Seal International, Inc.	300	6,725
FUJIFILM Holdings Corp.	1,600	75,566
Fujitsu General Ltd.	400	7,594
Fujitsu Ltd.	277	25,171
Fukuyama Transporting Co. Ltd.	700	26,080
Glory Ltd.	2,200	66,396
GS Yuasa Corp.	800	16,181
H2O Retailing Corp.	700	7,760
Hakuhodo DY Holdings, Inc.	5,600	90,461
Hamamatsu Photonics KK	1,100	44,548
Hankyu Hanshin Holdings, Inc.	2,700	115,880
Haseko Corp.	2,400	30,857
Heiwa Corp.	800	16,451
Hikari Tsushin, Inc.	100	23,304
Hino Motors Ltd.	1,600	15,648
Hirose Electric Co. Ltd.	305	37,488
HIS Co. Ltd.	200	5,570
Hitachi Chemical Co. Ltd.	2,300	82,750
Hitachi High-Technologies Corp.	800	52,160
Hitachi Ltd.	4,300	168,843
Hitachi Metals Ltd.	1,100	15,389
Hitachi Transport System Ltd.	1,200	34,134
Hokkaido Electric Power Co., Inc.	3,700	17,704
Hokuriku Electric Power Co.*	1,200	8,569
Honda Motor Co. Ltd.	1,000	28,007
Horiba Ltd.	500	32,828
Hoshizaki Corp.	100	8,739
House Foods Group, Inc.	2,500	86,636
Hoya Corp.	700	63,857
Hulic Co. Ltd.	3,600	40,468
Ibiden Co. Ltd.	400	9,442
Idemitsu Kosan Co. Ltd.	201	5,484
Iida Group Holdings Co. Ltd.	400	7,104
Inpex Corp.	1,500	14,643
Isetan Mitsukoshi Holdings Ltd.	900	8,013
Isuzu Motors Ltd.	2,100	24,555
Ito En Ltd.	600	29,915
ITOCHU Corp.	13,900	303,107
Itochu Techno-Solutions Corp.	500	13,346
Itoham Yonekyu Holdings, Inc.	1,500	9,643
J. Front Retailing Co. Ltd.	900	11,818
Japan Airlines Co. Ltd.	3,300	102,517
Japan Petroleum Exploration Co. Ltd.	400	10,246
Japan Tobacco, Inc.	2,300	52,391
JFE Holdings, Inc.	400	5,095
JSR Corp.	1,600	28,301
JTEKT Corp.	500	6,209
JXTG Holdings, Inc.	4,250	18,885
Kagome Co. Ltd.	800	19,432
Kajima Corp.	4,000	52,708
Kakaku.com, Inc.	686	16,544
Kaken Pharmaceutical Co. Ltd.	200	10,757
Kamigumi Co. Ltd.	5,500	121,843
Kandenko Co. Ltd.	4,500	42,777
Kaneka Corp.	422	13,661
Kansai Electric Power Co., Inc.	5,000	56,981
Kansai Paint Co. Ltd.	2,188	55,105
Kao Corp.	800	62,913
Kawasaki Heavy Industries Ltd.	500	11,223
KDDI Corp.	1,500	42,996
Keihan Holdings Co. Ltd.	1,300	63,510
Keikyu Corp.	2,600	53,444
Keio Corp.	1,000	64,104
Keisei Electric Railway Co. Ltd.	1,100	45,302
Kewpie Corp.	3,000	66,651
Kikkoman Corp.	500	25,112
Kinden Corp.	5,400	80,573
Kintetsu Group Holdings Co. Ltd.	2,600	146,964
Kirin Holdings Co. Ltd.	3,800	84,078
Kissei Pharmaceutical Co. Ltd.	300	8,246

Kobayashi Pharmaceutical Co. Ltd.	400	32,801
Koei Tecmo Holdings Co. Ltd.	740	17,549
Koito Manufacturing Co. Ltd.	400	20,601
Kokuyo Co. Ltd.	2,300	34,654
Komatsu Ltd.	791	18,542
Konami Holdings Corp.	1,600	70,423
Kose Corp.	69	10,982
K’s Holdings Corp.	3,400	41,790
Kubota Corp.	2,100	32,379
Kuraray Co. Ltd.	5,300	64,030
Kurita Water Industries Ltd.	3,200	89,416
Kyocera Corp.	1,700	115,605
Kyoritsu Maintenance Co. Ltd.	200	9,606
Kyowa Exeo Corp.	1,300	33,833
Kyowa Kirin Co. Ltd.	800	16,970
Kyudenko Corp.	100	3,214
Kyushu Electric Power Co., Inc.	9,200	80,986
Kyushu Railway Co.	4,626	157,354
Lawson, Inc.	800	43,539
Lintec Corp.	1,500	33,435
Lion Corp.	1,306	26,297
LIXIL Group Corp.	1,300	21,961
Mabuchi Motor Co. Ltd.	500	19,039
Maeda Road Construction Co. Ltd.	2,900	68,111
Makita Corp.	300	9,917
Mani, Inc.	400	10,600
Marubeni Corp.	5,900	43,543
Maruha Nichiro Corp.	200	5,274
Maruichi Steel Tube Ltd.	1,350	38,832
Matsumotokiyoshi Holdings Co. Ltd.	500	19,085
Mazda Motor Corp.	2,000	17,715
Medipal Holdings Corp.	7,200	154,375
Megmilk Snow Brand Co. Ltd.	200	4,849
MEIJI Holdings Co. Ltd.	1,700	115,496
MINEBEA MITSUMI, Inc.	651	12,626
MISUMI Group, Inc.	500	12,373
Mitsubishi Chemical Holdings Corp.	5,200	38,543
Mitsubishi Corp.	3,700	96,833
Mitsubishi Electric Corp.	7,200	99,377
Mitsubishi Estate Co. Ltd.	2,100	38,477
Mitsubishi Gas Chemical Co., Inc.	1,000	15,633
Mitsubishi Heavy Industries Ltd.	6,121	234,086
Mitsubishi Logistics Corp.	900	22,987
Mitsubishi Materials Corp.	2,200	58,742
Mitsubishi Shokuhin Co. Ltd.	900	23,866
Mitsubishi Tanabe Pharma Corp.	900	16,462
Mitsui & Co. Ltd.	8,500	150,541
Mitsui Chemicals, Inc.	3,600	86,228
Mitsui Fudosan Co. Ltd.	1,000	24,865
Mitsui OSK Lines Ltd.	200	5,242
Miura Co. Ltd.	553	18,482
Mochida Pharmaceutical Co. Ltd.	700	28,125
Morinaga & Co. Ltd.	500	25,477
Morinaga Milk Industry Co. Ltd.	400	16,693
MS&AD Insurance Group Holdings, Inc.	900	29,101
Murata Manufacturing Co. Ltd.	417	24,157
Nabtesco Corp.	800	24,546
Nagase & Co. Ltd.	3,200	46,871
Nagoya Railroad Co. Ltd.	4,100	130,477
Nankai Electric Railway Co. Ltd.	1,300	35,198
NEC Corp.	700	27,965
NET One Systems Co. Ltd.	400	11,232
Nexon Co. Ltd.*	400	5,453
NGK Insulators Ltd.	1,600	26,372
NH Foods Ltd.	2,500	104,785
NHK Spring Co. Ltd.	2,100	18,544
Nichirei Corp.	700	16,255
Nidec Corp.	136	20,106
Nifco, Inc.	1,700	46,726
Nihon Kohden Corp.	700	18,965
Nihon M&A Center, Inc.	300	9,985
Nihon Unisys Ltd.	1,300	41,786
Nikon Corp.	2,700	37,008
Nippo Corp.	2,800	57,299
Nippon Electric Glass Co. Ltd.	400	8,478
Nippon Express Co. Ltd.	900	57,036
Nippon Kayaku Co. Ltd.	6,300	78,642
Nippon Paint Holdings Co. Ltd.	100	5,333
Nippon Paper Industries Co. Ltd.	2,500	43,580
Nippon Shinyaku Co. Ltd.	300	27,066
Nippon Shokubai Co. Ltd.	500	30,910
Nippon Steel Corp.	3,013	44,173
Nippon Telegraph & Telephone Corp.	500	25,235
Nippon Television Holdings, Inc.	500	6,566
Nippon Yusen KK	300	5,147
Nipro Corp.	400	4,803
Nishi-Nippon Railroad Co. Ltd.	700	16,472
Nissan Chemical Corp.	883	34,954
Nissan Motor Co. Ltd.	2,200	13,637
Nissan Shatai Co. Ltd.	1,500	15,163
Nisshin Seifun Group, Inc.	3,700	69,466
Nissin Foods Holdings Co. Ltd.	584	43,729
Nitori Holdings Co. Ltd.	243	38,055
Nitto Denko Corp.	500	28,034
Noevir Holdings Co. Ltd.	200	11,323
NOF Corp.	2,400	80,102
NOK Corp.	800	12,507
Nomura Real Estate Holdings, Inc.	1,400	33,814
Nomura Research Institute Ltd.	2,230	47,019
NS Solutions Corp.	200	6,922
NSK Ltd.	500	4,831
NTT Data Corp.	1,100	14,987
NTT DOCOMO, Inc.	800	21,938
Obayashi Corp.	10,800	114,401

Obic Co. Ltd.	300	39,805
Odakyu Electric Railway Co. Ltd.	1,400	34,402
Oji Holdings Corp.	5,500	31,390
OKUMA Corp.	200	11,049
Olympus Corp.	456	6,762
Omron Corp.	1,400	82,203
Oracle Corp.	200	18,391
Oriental Land Co. Ltd.	200	27,660
ORIX Corp.	3,600	58,926
Osaka Gas Co. Ltd.	6,200	116,176
OSG Corp.	1,600	32,625
Otsuka Corp.	1,200	48,050
Otsuka Holdings Co. Ltd.	300	13,078
PALTAC CORPORATION	1,000	49,493
Pan Pacific International Holdings Corp.	5,000	80,997
Panasonic Corp.	800	7,539
Park24 Co. Ltd.	1,500	36,230
Penta-Ocean Construction Co. Ltd.	1,000	5,762
Persol Holdings Co. Ltd.	1,200	22,058
Pigeon Corp.	100	4,648
Rakuten, Inc.	3,300	28,597
Recruit Holdings Co. Ltd.	785	28,401
Relo Group, Inc.	700	18,518
Rengo Co. Ltd.	5,400	40,040
Resona Holdings, Inc.	1,100	4,662
Resorttrust, Inc.	600	10,065
Ricoh Co. Ltd.	1,200	12,350
Rinnai Corp.	700	53,694
Rohm Co. Ltd.	200	16,802
Rohto Pharmaceutical Co. Ltd.	300	9,424
Ryohin Keikaku Co. Ltd.	240	5,464
Sankyo Co. Ltd.	800	27,030
Sankyu, Inc.	2,500	128,755
Sanrio Co. Ltd.	200	3,945
Santen Pharmaceutical Co. Ltd.	2,700	50,543
Sanwa Holdings Corp.	4,900	53,738
Sapporo Holdings Ltd.	1,200	29,071
Sawai Pharmaceutical Co. Ltd.	700	41,293
SCSK Corp.	500	26,162
Secom Co. Ltd.	1,700	144,479
Sega Sammy Holdings, Inc.	500	7,209
Seibu Holdings, Inc.	2,100	36,991
Seiko Epson Corp.	1,000	15,213
Seino Holdings Co. Ltd.	4,100	56,122
Sekisui Chemical Co. Ltd.	6,500	113,072
Sekisui House Ltd.	9,200	198,685
Seven & i Holdings Co. Ltd.	2,300	85,649
SG Holdings Co. Ltd.	2,200	52,755
Shikoku Electric Power Co., Inc.	1,300	12,382
Shimadzu Corp.	1,000	30,089
Shimamura Co. Ltd.	300	24,053
Shimano, Inc.	266	42,993
Shimizu Corp.	5,400	51,677
Shin-Etsu Chemical Co. Ltd.	1,100	117,624
Shionogi & Co. Ltd.	900	52,910
Shiseido Co. Ltd.	100	7,219
SHO-BOND Holdings Co. Ltd.	600	23,203
SKY Perfect JSAT Holdings, Inc.	2,900	12,393
Skylark Holdings Co. Ltd.	3,600	71,928
SMC Corp.	84	38,054
Softbank Corp.	500	6,785
Sohgo Security Services Co. Ltd.	800	41,567
Sojitz Corp.	19,100	59,998
Sompo Holdings, Inc.	500	19,706
Sony Corp.	800	50,436
Sony Financial Holdings, Inc.	400	9,278
Sotetsu Holdings, Inc.	700	19,336
Square Enix Holdings Co. Ltd.	400	19,761
Stanley Electric Co. Ltd.	1,100	30,436
Subaru Corp.	1,700	44,499
Sugi Holdings Co. Ltd.	1,300	73,007
Sumitomo Bakelite Co. Ltd.	300	11,835
Sumitomo Chemical Co. Ltd.	8,700	39,246
Sumitomo Corp.	7,200	108,418
Sumitomo Dainippon Pharma Co. Ltd.	300	5,662
Sumitomo Electric Industries Ltd.	4,300	64,160
Sumitomo Forestry Co. Ltd.	600	8,668
Sumitomo Heavy Industries Ltd.	1,509	43,130
Sumitomo Metal Mining Co. Ltd.	693	20,984
Sumitomo Mitsui Financial Group, Inc.	100	3,643
Sumitomo Osaka Cement Co. Ltd.	1,300	54,191
Sumitomo Realty & Development Co. Ltd.	771	26,852
Sumitomo Rubber Industries Ltd.	2,000	25,404
Sundrug Co. Ltd.	600	21,039
Suntory Beverage & Food Ltd.	1,300	56,388
Suzuken Co. Ltd.	4,200	183,517
Suzuki Motor Corp.	500	22,171
Taiheiyo Cement Corp.	1,500	43,352
Taisei Corp.	234	9,178
Taisho Pharmaceutical Holdings Co. Ltd.	100	7,378
Takashimaya Co. Ltd.	1,100	12,978
TDK Corp.	100	10,510
TechnoPro Holdings, Inc.	400	26,591
Teijin Ltd.	5,500	103,411
Terumo Corp.	216	7,576
THK Co. Ltd.	700	19,656
TIS, Inc.	1,300	77,162
Tobu Railway Co. Ltd.	2,700	98,744
Toho Co. Ltd.	2,300	93,357
Toho Gas Co. Ltd.	2,500	94,398
Tohoku Electric Power Co., Inc.	8,500	84,216

Tokai Rika Co. Ltd.	1,200	23,384
Tokio Marine Holdings, Inc.	600	32,611
Tokyo Broadcasting System Holdings, Inc.	300	4,794
Tokyo Electric Power Co. Holdings, Inc.*	17,700	77,582
Tokyo Electron Ltd.	386	79,660
Tokyo Gas Co. Ltd.	9,900	239,070
Tokyo Tatemono Co. Ltd.	1,100	16,735
Tokyu Corp.	3,300	65,060
Tokyu Fudosan Holdings Corp.	1,500	10,287
Toppan Printing Co. Ltd.	6,100	121,265
Toray Industries, Inc.	19,300	127,597
Toshiba Corp.	600	21,532
Toshiba Plant Systems & Services Corp.	1,100	26,769
Tosoh Corp.	3,000	44,653
TOTO Ltd.	480	20,995
Toyo Seikan Group Holdings Ltd.	1,500	26,121
Toyo Suisan Kaisha Ltd.	2,800	120,683
Toyoda Gosei Co. Ltd.	700	16,345
Toyota Industries Corp.	300	17,615
Toyota Motor Corp.	100	6,975
Toyota Tsusho Corp.	1,500	52,392
Trend Micro, Inc.	400	21,587
TS Tech Co. Ltd.	700	21,733
Tsuruha Holdings, Inc.	400	47,594
TV Asahi Holdings Corp.	300	4,786
Ube Industries Ltd.	1,600	34,349
Unicharm Corp.	877	28,710
Ushio, Inc.	1,200	17,938
USS Co. Ltd.	2,900	56,194
Wacoal Holdings Corp.	1,000	27,669
Welcia Holdings Co. Ltd.	400	24,509
West Japan Railway Co.	2,300	202,403
Yakult Honsha Co. Ltd.	200	11,725
Yamada Denki Co. Ltd.	15,900	79,275
Yamaha Corp.	581	31,992
Yamato Holdings Co. Ltd.	1,200	20,513
Yamato Kogyo Co. Ltd.	700	17,227
Yamazaki Baking Co. Ltd.	1,300	23,825
Yaoko Co. Ltd.	400	18,628
Yaskawa Electric Corp.	400	14,684
Yokogawa Electric Corp.	1,400	25,607
Yokohama Rubber Co. Ltd.	900	18,533
Z Holdings Corp.	3,800	13,082
Zenkoku Hosho Co. Ltd.	900	36,079
Zensho Holdings Co. Ltd.	1,000	22,811
Zeon Corp.	4,300	55,365

		16,978,537

Jordan - 0.0%
Hikma Pharmaceuticals PLC	696	17,240

Luxembourg(b) - 0.5%
Aroundtown SA	37,042	321,921
Eurofins Scientific SE (c)	14	7,357
RTL Group SA	567	27,070
SES SA	1,975	26,230
Tenaris SA	819	8,716

		391,294

Macau(b) - 0.0%
Sands China Ltd.	1,467	6,934

Netherlands - 2.4%
Aalberts NV	2,657	112,643
Akzo Nobel NV	191	18,305
ASML Holding NV	114	31,047
ASR Nederland NV	721	26,814
Euronext NV, 144A	1,581	119,497
EXOR NV	315	24,118
GrandVision NV, 144A	1,329	40,297
Heineken Holding NV	521	49,978
Heineken NV	204	21,152
ING Groep NV	1,029	11,850
Koninklijke Ahold Delhaize NV	18,306	472,008
Koninklijke DSM NV	1,570	201,325
Koninklijke KPN NV	46,995	144,880
Koninklijke Philips NV	1,780	82,715
Koninklijke Vopak NV	662	35,321
NN Group NV	291	11,179
QIAGEN NV*	286	12,254
Randstad NV	3,310	192,918
Royal Dutch Shell PLC, Class A	501	14,328
Royal Dutch Shell PLC, Class B	423	11,980
Signify NV, 144A	5,036	150,312
Wolters Kluwer NV	2,183	156,839

		1,941,760

New Zealand - 1.5%
Air New Zealand Ltd.	28,780	52,281
Auckland International Airport Ltd.	18,670	108,218
Contact Energy Ltd.	40,579	186,762
Fisher & Paykel Healthcare Corp. Ltd.	12,517	177,968
Fletcher Building Ltd.	7,839	26,317
Kiwi Property Group Ltd.	69,594	70,582
Mercury NZ Ltd.	26,766	82,469
Meridian Energy Ltd.	24,474	73,993
Ryman Healthcare Ltd.	10,850	105,166
SKYCITY Entertainment Group Ltd.	22,436	57,607
Spark New Zealand Ltd.	77,643	226,269

		1,167,632

Norway - 0.9%
Adevinta ASA, Class B*	2,145	22,359
DNB ASA	857	14,405
Equinor ASA	988	18,216
Gjensidige Forsikring ASA	949	17,873
Leroy Seafood Group ASA	7,182	45,465

Mowi ASA	4,791	118,922
Norsk Hydro ASA	4,732	16,750
Orkla ASA	24,270	235,226
Salmar ASA	1,566	74,648
Schibsted ASA, Class A	184	5,045
Schibsted ASA, Class B	695	17,930
Telenor ASA	6,575	120,083
Yara International ASA	918	34,638

		741,560

Poland - 0.7%
Bank Polska Kasa Opieki SA	796	21,329
CD Projekt SA	74	4,967
Cyfrowy Polsat SA	3,189	22,765
Dino Polska SA, 144A*	204	7,052
Grupa Lotos SA	5,091	119,340
KGHM Polska Miedz SA*	770	17,699
LPP SA	3	6,673
PGE Polska Grupa Energetyczna SA*	17,422	38,853
Polski Koncern Naftowy ORLEN SA	10,336	245,513
Polskie Gornictwo Naftowe i Gazownictwo SA	49,234	58,159
Powszechna Kasa Oszczednosci Bank Polski SA	1,702	15,727
Powszechny Zaklad Ubezpieczen SA	2,862	28,320

		586,397

Portugal - 0.4%
EDP- Energias de Portugal SA	38,674	156,496
Galp Energia SGPS SA	4,677	76,193
Jeronimo Martins SGPS SA	5,370	85,824

		318,513

Singapore - 4.1%
Ascendas Real Estate Investment Trust REIT	74,124	161,534
BOC Aviation Ltd., 144A	9,437	89,153
CapitaLand Commercial Trust REIT	96,295	141,543
CapitaLand Ltd.	22,300	60,012
CapitaLand Mall Trust REIT	108,300	199,580
City Developments Ltd.	3,500	26,465
ComfortDelGro Corp. Ltd.	152,800	262,591
DBS Group Holdings Ltd.	1,200	22,158
Frasers Property Ltd.	11,100	13,962
Genting Singapore Ltd.	77,300	52,289
Golden Agri-Resources Ltd.	38,300	6,022
Jardine Cycle & Carriage Ltd.	2,193	49,138
Keppel REIT	12,200	10,974
Keppel Corp. Ltd.	17,700	86,982
Mapletree Commercial Trust REIT	178,429	307,940
Mapletree Industrial Trust REIT	80,851	148,405
Mapletree Logistics Trust REIT	165,600	204,661
Mapletree North Asia Commercial Trust REIT	199,000	171,721
Olam International Ltd.	38,700	50,376
Oversea-Chinese Banking Corp. Ltd.	3,923	30,926
SATS Ltd.	30,500	111,075
Sembcorp Industries Ltd.	19,300	30,909
SIA Engineering Co. Ltd.	12,400	25,572
Singapore Airlines Ltd.	28,400	190,863
Singapore Exchange Ltd.	39,700	256,934
Singapore Post Ltd.	34,300	23,202
Singapore Press Holdings Ltd.	27,000	43,439
Singapore Technologies Engineering Ltd.	61,400	185,442
Singapore Telecommunications Ltd.	37,000	91,455
StarHub Ltd.	14,300	14,640
Suntec Real Estate Investment Trust REIT	38,500	51,804
United Overseas Bank Ltd.	1,500	28,323
UOL Group Ltd.	3,600	20,429
Venture Corp. Ltd.	8,200	95,166
Wilmar International Ltd.	17,900	53,538

		3,319,223

South Africa(b) - 0.0%
Investec PLC	1,702	9,663

South Korea - 2.9%
BGF retail Co. Ltd.	43	6,116
BNK Financial Group, Inc.	1,086	6,399
Cheil Worldwide, Inc.	2,822	56,505
CJ CheilJedang Corp.	62	13,018
CJ Logistics Corp.*	115	15,335
Daelim Industrial Co. Ltd.	943	71,774
DB Insurance Co. Ltd.	237	11,176
Doosan Bobcat, Inc.	1,075	28,487
Doosan Co. Ltd.	88	5,081
Doosan Fuel Cell Co. Ltd.*	296	1,972
Doosan Solus Co. Ltd.*	163	2,622
E-MART, Inc.	56	6,211
Fila Korea Ltd.	179	7,820
GS Engineering & Construction Corp.	163	4,140
GS Holdings Corp.	2,176	88,153
GS Retail Co. Ltd.	324	10,451
Hana Financial Group, Inc.	512	15,497
Hankook Tire & Technology Co. Ltd.	606	17,059
Hanon Systems	896	8,193
Hanwha Corp.	402	8,355
Hite Jinro Co. Ltd.	514	12,294
Hyundai Department Store Co. Ltd.	390	27,472
Hyundai Glovis Co. Ltd.	430	54,790
Hyundai Heavy Industries Holdings Co. Ltd.	105	30,758
Hyundai Mobis Co. Ltd.	418	86,704
Hyundai Motor Co.	278	28,479
Hyundai Steel Co.	302	8,118
Industrial Bank of Korea	1,202	11,957

Kangwon Land, Inc.	1,965	48,828
KB Financial Group, Inc.	684	26,667
KCC Corp.	42	7,716
KEPCO Plant Service & Engineering Co. Ltd.	507	15,260
Kia Motors Corp.	9,387	343,722
Korea Electric Power Corp.*	2,055	48,541
Korea Gas Corp.	201	6,364
Korea Zinc Co. Ltd.	287	98,651
Korean Air Lines Co. Ltd.	552	11,567
KT&G Corp.	1,661	137,532
Kumho Petrochemical Co. Ltd.	110	6,808
LG Chem Ltd.	48	12,456
LG Corp.	1,488	89,445
LG Electronics, Inc.	1,343	79,478
LG Household & Health Care Ltd.	7	7,497
LG Uplus Corp.	1,280	14,521
Lotte Chemical Corp.	32	5,960
LOTTE Fine Chemical Co. Ltd.	466	17,734
Mando Corp.	362	10,650
NAVER Corp.	227	33,056
NCSoft Corp.	79	32,974
NongShim Co. Ltd.	116	23,030
Ottogi Corp.	15	7,074
POSCO	222	43,323
Posco International Corp.	283	4,373
S-1 Corp.	520	41,207
Samsung C&T Corp.	296	24,785
Samsung Electro-Mechanics Co. Ltd.	99	9,304
Samsung Electronics Co. Ltd.	457	19,462
Samsung Fire & Marine Insurance Co. Ltd.	232	45,667
Samsung SDI Co. Ltd.	18	3,520
Shinhan Financial Group Co. Ltd.	589	21,717
SK Holdings Co. Ltd.	53	11,554
SK Hynix, Inc.	1,404	96,164
SK Innovation Co. Ltd.	725	89,923
SK Telecom Co. Ltd.	235	48,944
SKC Co. Ltd.	115	4,620
S-Oil Corp.	87	6,570
Woongjin Coway Co. Ltd.	895	67,893
Woori Financial Group, Inc.	961	9,519
Yuhan Corp.	52	9,509

		2,288,521

Spain - 2.1%
Acciona SA	1,014	105,096
ACS Actividades de Construccion y Servicios SA	2,984	116,241
Aena SME SA, 144A	379	69,662
Amadeus IT Group SA	504	40,178
Banco Bilbao Vizcaya Argentaria SA	1,652	8,710
Bankinter SA	1,760	12,319
Cellnex Telecom SA, 144A*	1,271	54,655
Corp. Financiera Alba SA	304	16,357
EDP Renovaveis SA	1,528	16,764
Enagas SA	7,931	197,718
Endesa SA	3,206	87,242
Ferrovial SA	175	5,200
Ferrovial SA*	2	59
Fomento de Construcciones y Contratas SA	876	10,586
Grifols SA	619	21,165
Iberdrola SA	10,364	102,023
Industria de Diseno Textil SA	268	8,351
Inmobiliaria Colonial Socimi SA REIT	7,985	100,809
Mapfre SA	1,574	4,441
Merlin Properties Socimi SA REIT	18,689	267,266
Naturgy Energy Group SA	538	14,000
Red Electrica Corp. SA	9,143	178,939
Repsol SA	6,639	104,605
Siemens Gamesa Renewable Energy SA	269	4,296
Telefonica SA	20,349	155,981
Zardoya Otis SA	2,347	17,985

		1,720,648

Sweden - 4.8%
Alfa Laval AB	2,069	50,924
Assa Abloy AB, Class B	4,764	113,176
Atlas Copco AB, Class A	2,104	77,129
Atlas Copco AB, Class B	1,762	56,990
Boliden AB	5,738	148,064
Castellum AB	25,485	545,794
Electrolux AB, Series B	10,972	282,090
Elekta AB, Class B	2,881	36,177
Epiroc AB, Class A	3,577	41,778
Epiroc AB, Class B	2,828	31,804
Essity AB, Class B	4,196	131,945
Fastighets AB Balder, Class B*	7,850	327,215
Hennes & Mauritz AB, Class B	5,015	96,841
Hexagon AB, Class B	876	49,546
Husqvarna AB, Class B	3,584	27,999
ICA Gruppen AB	3,128	136,595
Investment AB Latour, Class B	2,740	40,933
L E Lundbergforetagen AB, Class B	991	39,300
Lundin Petroleum AB	963	29,698
Nibe Industrier AB, Class B	4,227	64,649
Sandvik AB	7,643	139,052
Securitas AB, Class B	7,839	130,047
Skandinaviska Enskilda Banken AB, Class A	2,169	18,608
Skanska AB, Class B	22,676	501,271
SKF AB, Class B	8,529	162,968
Svenska Cellulosa AB SCA, Class B	5,132	51,094

Svenska Handelsbanken AB, Class A	857	8,416
Swedbank AB, Class A	974	12,689
Swedish Match AB	2,045	97,997
Swedish Orphan Biovitrum AB*	293	4,893
Tele2 AB, Class B	458	6,761
Telefonaktiebolaget LM Ericsson, Class B	3,286	29,626
Telia Co. AB	40,714	176,303
Trelleborg AB, Class B	2,640	43,563
Volvo AB, Class B	7,320	113,217

		3,825,152

Switzerland - 4.1%
ABB Ltd.	1,512	33,089
Adecco Group AG	8,306	513,811
Alcon, Inc.*	491	27,126
Baloise Holding AG	248	43,130
Banque Cantonale Vaudoise	8	6,156
Barry Callebaut AG	24	48,271
Chocoladefabriken Lindt & Spruengli AG	1	85,355
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	61,040
Cie Financiere Richemont SA	408	31,094
Clariant AG*	1,299	26,855
Coca-Cola HBC AG*	2,560	85,400
DKSH Holding AG	1,311	67,888
Dufry AG*	206	20,115
EMS-Chemie Holding AG	67	41,601
Flughafen Zurich AG	499	88,530
Geberit AG	409	219,694
Georg Fischer AG	73	71,550
Givaudan SA	30	88,227
Helvetia Holding AG	206	28,137
Julius Baer Group Ltd.*	260	12,249
Kuehne + Nagel International AG	841	136,836
LafargeHolcim Ltd.*	1,607	82,911
Logitech International SA	1,129	49,381
Lonza Group AG*	145	49,274
Nestle SA	243	25,269
Novartis AG	179	16,489
OC Oerlikon Corp. AG	2,422	26,974
Pargesa Holding SA	230	18,159
Partners Group Holding AG	112	94,500
PSP Swiss Property AG	904	117,687
Roche Holding AG	85	26,214
Schindler Holding AG	111	26,568
Schindler Holding AG Participation Certificates	217	54,133
SGS SA	49	127,581
Sika AG	752	130,971
Sonova Holding AG	636	145,293
STMicroelectronics NV	1,448	35,603
Straumann Holding AG	87	83,748
Sulzer AG	150	16,090
Swatch Group AG - Bearer	67	18,772
Swatch Group AG - Registered	121	6,454
Swiss Life Holding AG	123	61,023
Swiss Prime Site AG	740	78,195
Swiss Re AG	210	22,758
Swisscom AG	327	169,365
Temenos AG*	269	40,834
Vifor Pharma AG	134	23,908
Zurich Insurance Group AG	57	22,376

		3,306,684

United Kingdom - 13.0%
3i Group PLC	30,879	427,779
Admiral Group PLC	8,305	229,890
Amcor PLC, Class CDI	17,689	182,464
Ashmore Group PLC	12,226	75,276
Ashtead Group PLC	2,411	73,288
Associated British Foods PLC	3,140	104,342
AstraZeneca PLC	140	13,506
Auto Trader Group PLC, 144A	12,658	92,017
AVEVA Group PLC	264	15,565
Aviva PLC	3,506	18,312
B&M European Value Retail SA	10,578	51,748
Babcock International Group PLC	3,609	27,561
BAE Systems PLC	9,503	70,483
Barratt Developments PLC	30,420	262,375
Bellway PLC	5,242	226,402
Berkeley Group Holdings PLC	4,917	291,676
BP PLC	5,250	32,610
British American Tobacco PLC	684	27,074
BT Group PLC	57,736	143,060
Bunzl PLC	5,065	139,090
Burberry Group PLC	3,951	107,528
Centrica PLC	18,608	19,309
CNH Industrial NV	2,283	24,488
Cobham PLC	11,517	23,567
Compass Group PLC	2,347	57,514
Croda International PLC	1,402	90,312
Derwent London PLC REIT	1,613	77,156
Diageo PLC	790	32,342
Direct Line Insurance Group PLC	85,084	336,112
DS Smith PLC	2,316	11,438
easyJet PLC	1,170	20,249
Ferguson PLC	3,768	327,624
Fiat Chrysler Automobiles NV	690	10,210
G4S PLC	8,749	23,664
GlaxoSmithKline PLC	1,662	37,707
Halma PLC	8,004	218,038
Hargreaves Lansdown PLC	1,349	32,369
Howden Joinery Group PLC	22,226	181,293
IMI PLC	4,563	66,164

Imperial Brands PLC	2,978	65,608
Inchcape PLC	16,314	137,375
Informa PLC	647	6,623
InterContinental Hotels Group PLC	3,032	196,369
International Consolidated Airlines Group SA	4,114	29,481
Intertek Group PLC	1,444	103,029
ITV PLC	43,041	80,782
J Sainsbury PLC	4,150	11,504
JD Sports Fashion PLC	5,702	56,098
John Wood Group PLC	1,445	6,566
Johnson Matthey PLC	689	25,614
Just Eat PLC*	1,833	18,129
Kingfisher PLC	69,487	188,661
Legal & General Group PLC	5,142	18,683
London Stock Exchange Group PLC	66	5,867
Marks & Spencer Group PLC	22,526	56,629
Meggitt PLC	13,598	113,097
Mondi PLC	4,074	88,294
National Grid PLC (c)	13,461	154,913
Next PLC	2,667	233,135
Pearson PLC	10,248	85,712
Pennon Group PLC	14,203	167,549
Persimmon PLC	7,237	239,456
Phoenix Group Holdings PLC	1,588	15,313
Reckitt Benckiser Group PLC	304	23,853
RELX PLC	3,485	84,432
Renishaw PLC	187	9,583
Rentokil Initial PLC	12,480	71,820
Rightmove PLC	18,515	149,347
Rio Tinto Ltd.	6,867	450,085
Rio Tinto PLC	2,322	126,192
Rolls-Royce Holdings PLC*	828	7,621
Rolls-Royce Holdings PLC - Entitlement*	37,398	48
RSA Insurance Group PLC	4,047	28,865
Sage Group PLC	20,315	198,080
Schroders PLC	408	17,410
Segro PLC REIT	57,342	663,097
Severn Trent PLC	7,762	225,201
Smith & Nephew PLC	5,974	133,761
Smiths Group PLC	3,801	81,665
Spirax-Sarco Engineering PLC	1,647	190,138
SSE PLC	9,046	152,113
Standard Chartered PLC	784	7,072
Standard Life Aberdeen PLC	4,708	19,299
Subsea 7 SA	1,017	10,659
Tate & Lyle PLC	19,353	183,092
Taylor Wimpey PLC	97,178	219,032
Tesco PLC	20,217	59,990
Travis Perkins PLC	7,013	139,653
Unilever NV	1,892	112,233
Unilever PLC	2,683	158,878
United Utilities Group PLC	22,265	245,778
Vodafone Group PLC	20,785	41,232
Whitbread PLC	858	51,063
Wm Morrison Supermarkets PLC	42,975	110,231
WPP PLC	9,693	125,442

		10,403,054

United States(b) - 0.2%
Carnival PLC	1,351	56,847
Sims Metal Management Ltd.	678	4,948
Waste Connections, Inc.	929	83,769

		145,564

TOTAL COMMON STOCKS (Cost $75,071,712)		79,341,553

PREFERRED STOCKS - 0.3%
Germany - 0.2%
FUCHS PETROLUB SE	457	19,752
Henkel AG & Co. KGaA	214	22,623
Porsche Automobil Holding SE	1,396	103,406
Sartorius AG	61	12,867

		158,648

South Korea - 0.1%
Hanwha Corp.	1,241	14,604
Hyundai Motor Co. - 2nd Preferred	55	3,786

		18,390

TOTAL PREFERRED STOCKS (Cost $168,457)		177,038

RIGHTS - 0.0%
Australia - 0.0%
Atlas Arteria Ltd.*, expires 12/9/19 (Cost $0)	1,152	585

SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (e)(f) (Cost $264,507)	264,507	264,507

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 1.58% (e) (Cost $173,323)	173,323	173,323

TOTAL INVESTMENTS - 99.6% (Cost $75,677,999)		$79,957,006
Other assets and liabilities, net - 0.4%		307,287

NET ASSETS - 100.0%		$80,264,293

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
COMMON STOCKS — 0.0%
Germany — 0.0%
DWS Group GmbH & Co. KGaA, 144A (d)
—	22,982	–	—	2,163	—	—	739	25,145
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (e)(f)
906,421	—	(641,914) (g)	—	—	2,276	—	264,507	264,507
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 1.58% (e)
27,889	1,497,192	(1,351,758)	—	—	616	—	173,323	173,323

934,310	1,520,174	(1,993,672)	—	2,163	2,892	—	438,569	462,975

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Securities are listed in country of domicile and trade on exchanges within the FTSE Developed ex US Comprehensive Factor Index.
(c)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $252,749, which is 0.3% of net assets.

(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2019 the Xtrackers FTSE Developed ex US Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Industrials	$18,214,877	22.9%
Real Estate	10,810,659	13.6
Consumer Discretionary	8,937,633	11.3
Consumer Staples	8,086,594	10.2
Utilities	7,098,581	8.9
Materials	5,976,506	7.5
Financials	5,741,056	7.2
Communication Services	4,685,652	5.9
Information Technology	3,831,622	4.8
Health Care	3,382,245	4.2
Energy	2,753,751	3.5

Total	$79,519,176	100.0%

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(h)
MINI S&P/TSX 60 Futures	CAD	1	$37,228	$38,310	12/19/2019	$1,514
MSCI EAFE Futures	USD	6	574,775	593,190	12/20/2019	18,415

Total unrealized appreciation						$19,929

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2019.

Currency Abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$79,341,553	$—	$—	$79,341,553
Preferred Stocks (i)	177,038	—	—	177,038
Rights	585	—	—	585
Short-Term Investments (i)	437,830	—	—	437,830
Derivatives (j)
Futures Contracts	19,929	—	—	19,929

TOTAL	$79,976,935	$—	$—	$79,976,935

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.